Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements Disclosure [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       Description of Business—CBS Corporation (together with its consolidated subsidiaries unless the context otherwise requires, the “Company” or “CBS Corp.”) is comprised of the following segments: Entertainment (CBS Television, comprised of the CBS Television Network, CBS Television Studios, CBS Global Distribution Group; CBS Films; and CBS Interactive), Cable Networks (Showtime Networks, CBS Sports Network and Smithsonian Networks), Publishing (Simon & Schuster) and Local Broadcasting (CBS Television Stations and CBS Radio). On April 2, 2014, CBS Outdoor Americas Inc. (“Outdoor Americas”), which had been a subsidiary of the Company, completed an initial public offering (“IPO”) through which it sold 23.0 million shares, or 19%, of its common stock. On July 16, 2014, the Company completed the disposition of its 81% ownership of Outdoor Americas common stock through a tax-free split-off. As a result, in the second quarter of 2014, Outdoor Americas was presented as a discontinued operation in the Company's consolidated financial statements. All prior periods have been recast to conform to this presentation. In addition, on September 30, 2013, the Company completed the sale of its outdoor advertising business in Europe, which included an interest in an outdoor business in Asia (“Outdoor Europe”). Outdoor Europe has been presented as a discontinued operation in the Company's consolidated financial statements for all periods presented.

Principles of Consolidation—The consolidated financial statements include the accounts of CBS Corp. and all of its subsidiaries in which a controlling interest is maintained. Controlling interest is determined by majority ownership interest and the absence of substantive third party participating rights. Investments over which the Company has a significant influence or ownership of more than 20% but less than or equal to 50%, without a controlling interest, are accounted for under the equity method. Investments of 20% or less, over which the Company has no significant influence, are accounted for under the cost method if the fair value is not readily determinable and are accounted for as available for sale securities if the fair value is readily determinable. All significant intercompany transactions have been eliminated.

Reclassifications—Certain amounts reported for prior years have been reclassified to conform to the current year's presentation.

Use of Estimates—The preparation of the Company's financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Cash and Cash Equivalents—Cash and cash equivalents consist of cash on hand and short-term (maturities of three months or less at the date of purchase) highly liquid investments, including money market funds, commercial paper and bank time deposits.

Programming Inventory—The Company acquires rights to programming and produces programming to exhibit on its broadcast and cable networks, broadcast television and radio stations, and in theaters. The costs incurred in acquiring and producing programs and theatrical films are capitalized and amortized over the license period or projected useful life of the programming. Program rights and the related liabilities are recorded at the gross amount of the liabilities when the license period has begun, the cost of the program is determinable, and the program is accepted and available for airing.

Television and theatrical film production costs (which include direct production costs, production overhead and acquisition costs) are stated at the lower of amortized cost or net realizable value. The Company then estimates total revenues to be earned and costs to be incurred throughout the life of each television program or theatrical film. For television programming, estimates for remaining total lifetime revenues are limited to the amount of revenue contracted for each episode in the initial market. Accordingly, television programming costs and participation costs incurred in excess of the amount of revenue contracted for each episode in the initial market are expensed as incurred on an episode by episode basis. Estimates for all secondary market revenues such as domestic and foreign syndication, basic cable, digital streaming, home entertainment and merchandising are included in the estimated lifetime revenues of such television programming once it can be demonstrated that a program can be successfully licensed in such secondary market. Television programming costs incurred subsequent to the establishment of the secondary market are initially capitalized and amortized, and estimated liabilities for participations are accrued, based on the proportion that current period revenues bear to the estimated remaining total lifetime revenues.

The costs incurred in acquiring television series and feature film programming are capitalized when the program is accepted and available for airing. These costs are amortized over the period in which an economic benefit is expected to be derived based on the timing of the Company's usage of and benefit from such programming. The costs of programming rights licensed under multi-year sports programming agreements are capitalized if the rights payments are made before the related economic benefit has been received. These costs are expensed over the period in which an economic benefit is expected to be derived based on the relative value of the events broadcast by the Company during a period. The relative value for an event is determined based on the revenues generated for that event in relation to the estimated total revenues over the remaining term of the sports programming agreement. For the Company's multi-year sports programming agreements where the rights payments for a season approximate the relative value of the events broadcast by the Company during that season, those rights payments are expensed during such season.

Lifetime revenue estimates for internally produced television programming and theatrical films, and the estimated economic benefit for the acquired programming, including revenue projections for multi-year sports programming, are periodically reviewed and adjustments, if any, will result in changes to amortization rates, future net realizable value adjustments and/or estimated accruals for participation expense.

Property and Equipment—Property and equipment is stated at cost. Depreciation is computed by the straight-line method over estimated useful lives as follows:

Buildings	20 to 40 years
Leasehold Improvements	Shorter of lease term or useful life
Equipment and other (including capital leases)	3 to 20 years

Depreciation expense, including capitalized lease amortization, was $251 million (2013), $261 million (2012) and $263 million (2011). Amortization expense related to capital leases was $17 million (2013) and $19 million (2012 and 2011). Accumulated amortization of capital leases was $62 million at December 31, 2013 and $130 million at December 31, 2012.

Impairment of Long-Lived Assets—The Company assesses long-lived assets and intangible assets, other than goodwill and intangible assets with indefinite lives, for impairment whenever there is an indication that the carrying amount of the asset may not be recoverable. Recoverability of these assets is determined by comparing the forecasted undiscounted cash flows generated by these assets to their net carrying value. The amount of impairment loss, if any, will generally be measured by the difference between the net book value and the estimated fair value of the asset.

Impairment of Investments—Investments are reviewed for impairment on a quarterly basis by comparing their fair value to their respective carrying amounts. The Company determines the fair value of its public company investments by reference to their publicly traded stock price. With respect to private company investments, the Company makes its estimate of fair value by considering recent investee equity transactions, discounted cash flow analyses, recent operating results, estimates based on comparable public company operating cash flow multiples and, in certain situations, balance sheet liquidation values. If the fair value of the investment has dropped below the carrying amount, management considers several factors when determining whether an other-than-temporary decline has occurred. These factors include the length of the time and the extent to which the estimated fair value or market value has been below the carrying value, the financial condition and the near-term prospects of the investee, the intent and ability of the Company to retain its investment in the investee for a period of time sufficient to allow for any anticipated recovery in market value, and other factors influencing the fair market value, such as general market conditions.

Goodwill and Intangible Assets—Goodwill is allocated to various reporting units, which are generally one level below the Company's operating segments. Intangible assets with finite lives, which primarily consist of trade names, are generally amortized by the straight-line method over their estimated useful lives, which range from 4 to 40 years. Goodwill and other intangible assets with indefinite lives, which consist of FCC licenses, are not amortized but are tested for impairment on an annual basis and between annual tests if events occur or circumstances change that would more likely than not reduce the fair value below its carrying amount. If the carrying value of goodwill or the intangible asset exceeds its fair value, an impairment loss is recognized as a noncash charge.

Other Assets—Other assets include noncurrent receivables of $1.56 billion at December 31, 2013 and $1.10 billion at December 31, 2012.

Other Liabilities—Other liabilities consist primarily of the noncurrent portion of residual liabilities of previously disposed businesses, program rights obligations, deferred compensation and other employee benefit accruals.

Discontinued Operations—The consolidated financial statements present Outdoor Americas and Outdoor Europe as discontinued operations (See Note 3). In addition, certain businesses that were previously disposed of by the Company prior to January 1, 2002, were accounted for as discontinued operations in accordance with accounting rules in effect prior to 2002. Assets and liabilities in discontinued operations related to these previously disposed businesses primarily include aircraft leases that were liquidated during 2013.

       Revenue Recognition—Advertising revenues, net of agency commissions, are recognized in the period during which advertising spots are aired or displayed. If there is a guarantee to deliver a targeted audience rating, revenues are recognized for the actual audience rating delivered, based on the ratings data published by independent audience ratings measurement companies. Revenues are deferred for any shortfall in the audience rating with respect to an advertising spot until such time as the required audience rating is delivered.

Revenues from the licensing of television programming are recognized in the period that the television series is made available to the licensee, which may cause fluctuations in operating results. Television series initially produced for networks and first-run syndication are generally licensed to domestic and international markets concurrently. The more successful network series are later licensed to television stations, cable networks, certain additional international markets and for digital streaming. The length of the revenue cycle for television series will vary depending on the number of seasons a series remains in active production.

Affiliate and subscription fees for cable and broadcast networks, television stations and online content are recognized in the period the service is provided. Costs for advertising and marketing services provided to the Company by cable, satellite and other distributors are recorded in selling, general and administrative expenses.

Publishing revenues are recognized when merchandise is shipped or electronically delivered to the consumer. The Company records a provision for sales returns and allowances at the time of sale based upon historical trends which allow for a percentage of revenue recognized.

Deferred revenues primarily consist of revenues related to advertising arrangements and the licensing of television programming for which the revenues have not yet been earned. The amounts classified as current are expected to be earned within the next twelve months.

Sales of Multiple Products or Services—Revenues derived from a single sales contract that contains multiple products and services are allocated based on the relative fair value of each delivered item and recognized in accordance with the applicable revenue recognition criteria for the specific unit of accounting.

       Collaborative Arrangements—Collaborative arrangements primarily consist of joint efforts with third parties to produce and distribute programming such as television series and live sporting events, including the 14-year agreement between the Company and Turner Broadcasting System, Inc. to telecast the NCAA Division I Men's Basketball Championship (“NCAA Tournament”), which began in 2011. In connection with this agreement for the NCAA Tournament, advertisements aired on CBS Television Network are recorded as revenues and the Company's share of the program rights fees and other operating costs are recorded as operating expenses.

       For episodic television programming, co-production costs are initially capitalized as programming inventory and amortized over the television series' estimated economic life. In such arrangements where the Company has distribution rights, all proceeds generated from such distribution are recorded as revenues and any participation profits due to third party collaborators are recorded as operating expenses. In co-production arrangements where third party collaborators have distribution rights, the Company's net participating profits are recorded as revenues.

       Amounts attributable to transactions arising from collaborative arrangements between participants were not material to the Company's consolidated financial statements for all periods presented.

Advertising—Advertising costs are expensed as incurred. The Company incurred total advertising expenses of $449 million (2013), $419 million (2012) and $399 million (2011).

Interest—Costs associated with the refinancing or issuance of debt, as well as debt discounts or premiums, are recorded as interest over the term of its related debt. The Company may enter into interest rate exchange agreements; the amount to be paid or received under such agreements is accrued and recognized over the life of the agreements as an adjustment to interest expense.

       Income Taxes—The provision for income taxes includes federal, state, local, and foreign taxes. Deferred tax assets and liabilities are recognized for the estimated future tax effects of temporary differences between the financial statement carrying amounts and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be reversed. The Company evaluates the realizability of deferred tax assets and establishes a valuation allowance when it is more likely than not that all or a portion of deferred tax assets will not be realized.  For tax positions taken in a previously filed tax return or expected to be taken in a future tax return, the Company evaluates each position to determine whether it is more likely than not that the tax position will be sustained upon examination, based on the technical merits of the position.  A tax position that meets the more-likely-than-not recognition threshold is subject to a measurement assessment to determine the amount of benefit to recognize in the Consolidated Statement of Operations and the appropriate reserve to establish, if any. If a tax position does not meet the more-likely-than-not recognition threshold a tax reserve is established and no benefit is recognized. A number of years may elapse before a tax return containing tax matters for which a reserve has been established is audited and finally resolved.

Foreign Currency Translation and Transactions—The Company's assets and liabilities denominated in foreign currencies are translated at foreign exchange rates in effect at the balance sheet date, while results of operations are translated at average foreign exchange rates for the respective periods. The resulting translation gains or losses are included as a separate component of stockholders' equity in accumulated other comprehensive income (loss). Foreign currency transaction gains and losses have been included in “Other items, net” in the Consolidated Statements of Operations.

Provision for Doubtful Accounts—The provision for doubtful accounts is estimated based on historical bad debt experience, the aging of accounts receivable, industry trends and economic indicators, as well as recent payment history for specific customers. The provision for doubtful accounts charged to expense was $14 million (2013 and 2012) and $15 million (2011).

Net Earnings (Loss) per Common Share—Basic earnings (loss) per share (“EPS”) is based upon net earnings (loss) divided by the weighted average number of common shares outstanding during the period. Diluted EPS reflects the effect of the assumed exercise of stock options and vesting of restricted stock units (“RSUs”) and market-based performance share units (“PSUs”) only in the periods in which such effect would have been dilutive. For the years ended December 31, 2013, 2012 and 2011, stock options to purchase 2 million, 4 million and 21 million shares of Class B Common Stock, respectively, were outstanding but excluded from the calculation of diluted EPS because their inclusion would have been anti-dilutive.

The table below presents a reconciliation of weighted average shares used in the calculation of basic and diluted EPS.

Year Ended December 31,	2013	2012	2011
(in millions)
Weighted average shares for basic EPS	608	642	664
Dilutive effect of shares issuable under
stock-based compensation plans	16	17	17
Weighted average shares for diluted EPS	624	659	681

Accumulated Other Comprehensive Income —The following table presents the changes in the components of accumulated other comprehensive income (loss).

	Continuing Operations			Discontinued Operations
		Net Actuarial			Accumulated
	Cumulative	Gain (Loss)	Unrealized	Other	Other
	Translation	and Prior	Gain on	Comprehensive	Comprehensive
	Adjustments	Service Cost	Securities	Income (Loss) (b)	Income (Loss)
At December 31, 2010	$197	$(658)	$2	$173	$(286)
Other comprehensive income (loss)	17	(142)	—	(28)	(153)
At December 31, 2011	214	(800)	2	145	(439)
Other comprehensive income (loss)	20	(136)	—	(14)	(130)
At December 31, 2012	234	(936)	2	131	(569)
Other comprehensive income (loss)
before reclassifications	8	163	1	(14)	158
Reclassifications to net earnings	—	44 (a)	—	(178) (c)	(134)
Other comprehensive income (loss)	8	207	1	(192)	24
At December 31, 2013	$242	$(729)	$3	$(61)	$(545)

  See Note 13 for details of items reclassified from accumulated other comprehensive income (loss) to net earnings.

  Primarily reflects cumulative translation adjustments.

  Reclassified from accumulated other comprehensive income (loss) to net earnings (loss) from discontinued operations in connection with the disposal of Outdoor Europe (See Note 3).

The net actuarial gain (loss) and prior service cost related to pension and other postretirement benefit plans included in other comprehensive income (loss) is net of a tax (provision) benefit for the years ended December 31, 2013, 2012 and 2011 of $(132) million, $80 million and $74 million, respectively, and other comprehensive loss from discontinued operations is net of a tax (provision) benefit of $(3) million, $1 million and $4 million for the years ended December 31, 2013, 2012 and 2011, respectively. The tax provision related to the unrealized gain on securities is minimal for all periods presented.

Stock-based Compensation—The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. The cost is recognized over the vesting period during which an employee is required to provide service in exchange for the award.

The following table summarizes the Company's stock-based compensation expense for the years ended December 31, 2013, 2012 and 2011.

Year Ended December 31,	2013	2012	2011
RSUs and PSUs	$129	$105	$94
Stock options and equivalents	93	42	40
Stock-based compensation expense, before income taxes	222	147	134
Related tax benefit	(86)	(57)	(52)
Stock-based compensation expense, net of tax benefit	$136	$90	$82

Stock-based compensation included in net earnings (loss) from discontinued operations was $15 million, $7 million and $6 million for 2013, 2012 and 2011, respectively.

Adoption of New Accounting Standards

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

During the first quarter of 2013, the Company adopted the Financial Accounting Standards Board's (“FASB”) guidance which requires disclosure of significant amounts reclassified out of accumulated other comprehensive income by component and their corresponding effect on the respective line items of net income.

Recent Pronouncements

Presentation of Reserves for Uncertain Tax Positions when a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists

In July 2013, the FASB issued guidance on the presentation of the reserve for uncertain tax positions when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. This guidance requires the reserve for uncertain tax positions to be presented in the financial statements as a reduction to the deferred tax asset for a tax loss or other tax carryforward that would be applied in the settlement of the uncertain tax position. This guidance is effective for interim and annual reporting periods beginning after December 15, 2013, with early adoption permitted, and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is also permitted. The adoption of this guidance will not have a material effect on the Company's consolidated financial statements.

Obligations Resulting from Joint and Several Liability Arrangements

In February 2013, the FASB issued guidance on the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. Under this guidance, the Company is required to measure its obligations under such arrangements as the sum of the amount it agreed to pay in the arrangement among its co-obligors and any additional amount the Company expects to pay on behalf of its co-obligors. The Company is also required to disclose the nature and amount of the obligation. The adoption of this guidance will not have a material effect on the Company's consolidated financial statements, which is effective for reporting periods beginning after December 15, 2013.